SUBSEQUENT EVENTS (Details) SFr / shares in Units, SFr in Millions		1 Months Ended					2 Months Ended	12 Months Ended
	Jan. 02, 2023 SFr / shares shares	Mar. 31, 2023 shares	Feb. 28, 2023 USD ($) Options shares	Feb. 28, 2023 CHF (SFr) Options shares	Jan. 31, 2023 USD ($) Options shares	Jan. 31, 2023 CHF (SFr) Options shares	Feb. 28, 2023 CHF (SFr)	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) item
SUBSEQUENT EVENTS
Proceeds from exercises share options | $								$ 1,961,000	$ 463,000
Number of options exercised | item								36,125	87,942
Number of options forfeited | item								7,500	163,000
Amount paid to underwriters | $								$ 1,758,000
Share options granted to underwriter								1,002,000
Number of shares per ADR		1
Options | 2021 Executive and Key Employee Israeli Share Incentive Plan
SUBSEQUENT EVENTS
Number of options approved to grant	248,500
Vesting period	3 years
Share price | SFr / shares	SFr 14.8
Exercise price | SFr / shares	SFr 15.56
Options | 2021 Executive and Key Employee Israeli Share Incentive Plan | Vesting on the date of issue
SUBSEQUENT EVENTS
Vesting percentage	25.00%
Options | 2021 Executive and Key Employee Israeli Share Incentive Plan | Vesting over each quarter
SUBSEQUENT EVENTS
Vesting percentage	9.375%
Exercise of options
SUBSEQUENT EVENTS
Proceeds from exercises share options			$ 20,300,000		$ 20,300,000		SFr 18.7
Number of options exercised | $			1,703,908		1,703,908
Number of options forfeited | Options			29,967	29,967	29,967	29,967
Amount paid to underwriters			$ 1,100,000	SFr 1.1	$ 1,100,000	SFr 1.1
Share options granted to underwriter			58,498	58,498	58,498	58,498